Inventories- Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about inventories [Line Items]
Inventories	€ 492	€ 458	€ 476
Increase decrease ln inventories other	21	(23)
Bidding cost [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories amortization expense	15
Goods purchase for resale [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	26	20	24
Increase decrease ln inventories other	6	(4)
Goods purchase for resale [Member] | Construction division [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	26	19
Raw materials and other supplies [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	343	303	€ 322
Increase decrease ln inventories other	30	(27)
Raw materials and other supplies [Member] | Construction division [Member] | UNITED STATES
Disclosure of detailed information about inventories [Line Items]
Inventories	23	10
Raw materials and other supplies [Member] | Construction division [Member] | SPAIN
Disclosure of detailed information about inventories [Line Items]
Inventories	13	€ (1)
Raw materials and other supplies [Member] | Construction division [Member] | USA and Spain [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	€ 40